Accumulated Other Comprehensive Loss, Excluding Noncontrolling Interests (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012
Accumulated Other Comprehensive Income (Loss) [Roll Forward]
Beginning balance	$ (3,271)	[1]
Other comprehensive income/(loss)(a)	(4,042)	[1]	2,593	[1]	(1,831)	[1]
Ending balance	(7,316)	[1]	(3,271)	[1]
Accumulated Other Comprehensive Income/(Loss) [Member]
Accumulated Other Comprehensive Income (Loss) [Roll Forward]
Beginning balance	(3,271)		(5,953)		(4,129)
Other comprehensive income/(loss)(a)	(4,045)	[1],[2]	2,655	[1],[2]	(1,824)	[1],[2]
Sale of 19.8% of subsidiary through an IPO(b)			27	[3]
Ending balance	(7,316)		(3,271)		(5,953)
Foreign Currency Translation Adjustments [Member]
Accumulated Other Comprehensive Income (Loss) [Roll Forward]
Beginning balance	(590)		(177)		944
Other comprehensive income/(loss)(a)	(2,099)	[2]	(440)	[2]	(1,121)	[2]
Sale of 19.8% of subsidiary through an IPO(b)			27	[3]
Ending balance	(2,689)		(590)		(177)
Derivative Financial Instruments [Member]
Accumulated Other Comprehensive Income (Loss) [Roll Forward]
Beginning balance	79		(161)		(183)
Other comprehensive income/(loss)(a)	438	[2]	240	[2]	22	[2]
Sale of 19.8% of subsidiary through an IPO(b)			0	[3]
Ending balance	517		79		(161)
Available-For-Sale Securities [Member]
Accumulated Other Comprehensive Income (Loss) [Roll Forward]
Beginning balance	150		236		(132)
Other comprehensive income/(loss)(a)	(372)	[2]	(86)	[2]	368	[2]
Sale of 19.8% of subsidiary through an IPO(b)			0	[3]
Ending balance	(222)		150		236
Actuarial Gains/(Losses) [Member]
Accumulated Other Comprehensive Income (Loss) [Roll Forward]
Beginning balance	(3,223)		(6,110)		(5,120)
Other comprehensive income/(loss)(a)	(2,432)	[2]	2,887	[2]	(990)	[2]
Sale of 19.8% of subsidiary through an IPO(b)			0	[3]
Ending balance	(5,654)		(3,223)		(6,110)
Prior Service (Costs)/ Credits and Other [Member]
Accumulated Other Comprehensive Income (Loss) [Roll Forward]
Beginning balance	313		259		362
Other comprehensive income/(loss)(a)	419	[2]	54	[2]	(103)	[2]
Sale of 19.8% of subsidiary through an IPO(b)			0	[3]
Ending balance	$ 733		$ 313		$ 259

[1]	Amounts may not add due to rounding.
[2]	Amounts do not include foreign currency translation adjustments attributable to noncontrolling interests of $3 million gain in 2014, $62 million loss in 2013 and $7 million loss in 2012.
[3]	Relates to Zoetis (our former Animal Health subsidiary). See Note 2D.